Label	Element	Value
Investor Class Prospectus | Matthews Asia ESG Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Matthews Asia ESG Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example of fund expenses, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE OF FUND EXPENSES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the expense limitation for the one year period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Matthews Asia ESG Fund seeks to achieve its investment objective by investing at least 80% of its net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies of any market capitalization located in Asia that Matthews believes satisfy one or more of its environmental, social and governance (“ESG”) standards. Up to 20% of the Fund’s net assets may be invested in companies that do not satisfy these ESG standards. The Fund may also invest in convertible securities and fixed-income securities, of any duration or quality, including high yield securities (also known as “junk bonds”), of Asian companies. Asia consists of all countries and markets in Asia and includes developed, emerging, and frontier countries and markets in the Asian region. Certain emerging market countries may also be classified as “frontier” market countries, which are a subset of emerging market countries with newer or even less developed economies and markets, such as Sri Lanka and Vietnam. A company or other issuer is considered to be “located” in a country or a region, and a security or instrument is deemed to be an Asian (or specific country) security or instrument, if it has substantial ties to that country or region. Matthews currently makes that determination based primarily on one or more of the following criteria: (A) with respect to a company or issuer, whether (i) it is organized under the laws of that country or any country in that region; (ii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed, or has at least 50% of its assets located, within that country or region; (iii) it has the primary trading markets for its securities in that country or region; (iv) it has its principal place of business in or is otherwise headquartered in that country or region; or (v) it is a governmental entity or an agency, instrumentality or a political subdivision of that country or any country in that region; and (B) with respect to an instrument or issue, whether (i) its issuer is headquartered or organized in that country or region; (ii) it is issued to finance a project with significant assets or operations in that country or region; (iii) it is principally secured or backed by assets located in that country or region; (iv) it is a component of or its issuer is included in a recognized securities index for the country or region; or (v) it is denominated in the currency of an Asian country and addresses at least one of the other above criteria. The term “located” and the associated criteria listed above have been defined in such a way that Matthews has latitude in determining whether an issuer should be included within a region or country. The Fund may also invest in depositary receipts, including American, European and Global Depositary Receipts.
The Fund’s primary focus is long-term capital appreciation. In achieving this objective, the Fund seeks to invest in companies that Matthews believes to be undervalued but of high quality and run by management teams with good operating and governance track records. While the Fund may invest in companies across the market capitalization spectrum, it has in the past invested, and may continue to invest, a substantial portion of Fund assets in smaller companies. In addition, the Fund seeks to invest in those Asian companies that have the potential to profit from the long-term opportunities presented by global environmental and social challenges as well as those Asian companies that proactively manage long-term risks presented by these challenges.
In addition to traditional financial data, the stock selection process takes into consideration ESG factors that the portfolio managers believe help identify companies with superior business models. There are no universally agreed upon objective standards for assessing ESG factors for companies. Rather, these factors tend to have many subjective characteristics, can be difficult to analyze, and frequently involve a balancing of a company’s business plans, objectives, actual conduct and other factors. ESG standards can vary over different periods, can evolve over time and tend to be stated broadly and applied flexibly. They may also be difficult to apply consistently across regions, countries, industries or sectors. In some cases, Matthews will consider an investment to be eligible for the Fund where a company has expressed a goal or objective and has started to take actions that, if successful, would satisfy the Fund’s ESG standards in the judgment of Matthews. In implementing its ESG strategy, Matthews will use any one or more of the following key ESG standards to evaluate potential investments: whether the issuer has adopted and followed (i) sustainable environmental practices, responsible resource management and energy efficiency practices, (ii) policies related to social responsibility, employee welfare, diversity and inclusion, or (iii) sound governance practices that align interests of shareholders and management and demonstrate a commitment to the integration of ESG standards. Businesses that meet one or more of the Fund’s ESG standards are generally businesses that currently engage in practices or have business objectives that, in the judgment of Matthews, if continued to be followed or if successfully implemented would make human or business activity less destructive to the environment or businesses that promote positive social and economic developments. Matthews uses various sources of information, including but not limited to third-party ESG rating firms, in analyzing whether a company satisfies its ESG standards. However, it is Matthews’ determination, based on its own analysis, as to whether a company satisfies those standards and is eligible for investment by the Fund. There can be no guarantee that a company that Matthews believes to meet one or more of the Fund’s ESG standards will actually conduct its affairs in a manner that is less destructive to the environment, or that will actually promote positive social and economic developments. The Fund engages its portfolio companies on ESG matters primarily through active dialogue and proxy voting, which will be voted according to these ESG standards, and by encouraging enhanced ESG disclosure. The implementation of the principal investment strategies of the Fund may result in a significant portion of the Fund’s assets being invested from time to time in one or more sectors, but the Fund may invest in companies in any sector.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is no guarantee that your investment in the Fund will increase in value. The value of your investment in the Fund could go down, meaning you could lose money. The principal risks of investing in the Fund are:
Political, Social and Economic Risks of Investing in Asia: The value of the Fund’s assets may be adversely affected by political, economic, social and religious instability; inadequate investor protection; changes in laws or regulations of countries within the Asian region (including countries in which the Fund invests, as well as the broader region); international relations with other nations; natural disasters; corruption and military activity. The economies of many Asian countries differ from the economies of more developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position and sensitivity to changes in global trade.
Public Health Emergency Risks: Pandemics and other public health emergencies, including outbreaks of infectious diseases such as the current outbreak of the novel coronavirus (“COVID‑19”), can result, and in the case of COVID‑19 has resulted and may continue to result in market volatility and disruption, and materially and adversely impact economic conditions in ways that cannot be predicted, all of which could result in substantial investment losses. Containment efforts and related restrictive actions by governments and businesses have significantly diminished and disrupted global economic activity across many industries. Less developed countries and their health systems may be more vulnerable to these impacts. The ultimate impact of COVID‑19, including new strains of the underlying virus, or other health emergencies on global economic conditions and businesses is impossible to predict accurately. Ongoing and potential additional material adverse economic effects of indeterminate duration and severity are possible. The resulting adverse impact on the value of an investment in the Fund could be significant and prolonged. Other public health emergencies that may arise in the future could have similar or other unforeseen effects.
Currency Risk: When the Fund conducts securities transactions in a foreign currency, there is the risk of the value of the foreign currency increasing or decreasing against the value of the U.S. dollar. The value of an investment denominated in a foreign currency will decline in U.S. dollar terms if that currency weakens against the U.S. dollar. While the Fund is permitted to hedge currency risks, Matthews does not anticipate doing so at this time. Additionally, Asian countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such controls may also affect the value of the Fund’s holdings.
Risks Associated with Emerging and Frontier Markets: Many Asian countries are considered emerging or frontier markets. Such markets are often less stable politically and economically than developed markets such as the United States, and investing in these markets involves different and greater risks. There may be less publicly available information about companies in many Asian countries, and the stock exchanges and brokerage industries in many Asian countries typically do not have the level of government oversight as do those in the United States. Securities markets of many Asian countries are also substantially smaller, less liquid and more volatile than securities markets in the United States.
ESG Investing Risk: The Fund’s ESG strategy may select or exclude securities of certain issuers for reasons other than potential performance. The Fund’s consideration of ESG standards in making its investment decisions may affect the Fund’s exposure to certain issuers, industries, sectors, regions or countries, and the Fund’s performance will likely differ—positively or negatively—as compared to funds that do not utilize an ESG strategy, depending on whether the Fund’s ESG investments are in or out of favor in the market. ESG investing is qualitative and subjective by nature, and there is no guarantee that the criteria used by Matthews or any judgment exercised by Matthews will reflect the opinions of any particular investor. Although an investment by the Fund in a company may satisfy one or more ESG standards in the view of the portfolio managers, there is no guarantee that such company actually promotes positive environmental, social or economic developments, and that same company may also fail to satisfy other ESG standards, in some cases even egregiously. Funds with ESG investment strategies are generally suited for long-term rather than short-term investors.
Growth Stock Risk: Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth potential. Growth stocks may go in and out of favor over time and may perform differently than the market as a whole.
Depositary Receipts Risk: Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.
Volatility Risk: The smaller size and lower levels of liquidity in emerging markets, as well as other factors, may result in changes in the prices of Asian securities that are more volatile than those of companies in more developed regions. This volatility can cause the price of the Fund’s shares to go up or down dramatically. Because of this volatility, this Fund is better suited for long-term investors (typically five years or longer).
Convertible Securities Risk: The Fund may invest in convertible preferred stocks, and convertible bonds and debentures. The risks of convertible bonds and debentures include repayment risk and interest rate risk. Many Asian convertible securities are not rated by rating agencies. The Fund may invest in convertible debt securities of any maturity and in those that are unrated, or would be below investment grade (referred to as “junk bonds”) if rated. Therefore, credit risk may be greater for the Fund than for other funds in higher-grade securities. These securities are also subject to greater liquidity risk than many other securities.
Credit Risk: Credit risk refers to the risk that an issuer may default in the payment of principal and/or interest on an instrument.
Interest Rate Risk: Fixed-income securities may decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise.
High Yield Securities Risk: High yield securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities typically entail greater potential price volatility and are considered predominantly speculative. Issuers of high yield securities may also be more susceptible to adverse economic and competitive industry conditions than those of higher-rated securities.
Risks Associated with Smaller Companies: Smaller companies may offer substantial opportunities for capital growth; they also involve substantial risks, and investments in smaller companies may be considered speculative. Such companies often have limited product lines, markets or financial resources. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and the securities of smaller companies generally are subject to more abrupt or erratic price movements than more widely held or larger, more established companies or the market indices in general.
Risks Associated with Medium‑Size Companies: Medium‑size companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Risks Associated with China and Hong Kong: The Chinese government exercises significant control over China’s economy through its industrial policies, monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations. Changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles. As demonstrated by Hong Kong protests in recent years over political, economic, and legal freedoms, and the Chinese government’s response to them, considerable political uncertainty continues to exist within Hong Kong. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. If China were to exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected and have an adverse effect on the Fund’s investments.
Risks Associated with India: Government actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities.
Religious, cultural and military disputes persist in India and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.
Sector Concentration Risk: To the extent that the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described below. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector. By focusing its investments in a particular sector, the Fund may face more risks than if it were diversified broadly over numerous sectors.
–	Industrial Sector Risk: As of December 31, 2021, 23% of the Fund’s assets were invested in the industrial sector. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.
–	Information Technology Sector Risk: As of December 31, 2021, 22% of the Fund’s assets were invested in the information technology sector. Information technology companies may be significantly affected by aggressive pricing as a result of intense competition and by rapid product obsolescence due to rapid development of technological innovations and frequent new product introduction. Other factors, such as short product cycle, possible loss or impairment of intellectual property rights, and changes in government regulations, may also adversely impact information technology companies.
–	Financial Services Sector Risk: As of December 31, 2021, 21% of the Fund’s assets were invested in the financial services sector. : Financial services companies are subject to extensive government regulation and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, price competition and other sector-specific factors.
Cybersecurity Risk: With the increased use of technologies such as the internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund could go down, meaning you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk. Also shown are the best and worst quarters for this time period. The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The information presented below is past performance, before and after taxes, and is not a prediction of future results. Both the bar chart and performance table assume reinvestment of all dividends and distributions. For the Fund’s most recent month‑end performance, please visit matthewsasia.com or call 800.789.ASIA (2742).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s performance for each full calendar year since its inception and how it has varied from year to year, reflective of the Fund’s volatility and some indication of risk.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.789.ASIA (2742)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	matthewsasia.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The information presented below is past performance, before and after taxes, and is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL RETURNS FOR YEARS ENDED 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2 2020 31.80% Worst Quarter Q1 2020 -23.65%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2021
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.
Investor Class Prospectus | Matthews Asia ESG Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Account Fee on Redemptions (for wire redemptions only)	rr_MaximumAccountFee	$ 9
Management Fees	rr_ManagementFeesOverAssets	0.66%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration and Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.40%
One year:	rr_ExpenseExampleYear01	$ 143
Three years:	rr_ExpenseExampleYear03	401
Five years:	rr_ExpenseExampleYear05	679
Ten years:	rr_ExpenseExampleYear10	$ 1,472
2016	rr_AnnualReturn2016	(1.40%)
2017	rr_AnnualReturn2017	33.79%
2018	rr_AnnualReturn2018	(9.73%)
2019	rr_AnnualReturn2019	12.55%
2020	rr_AnnualReturn2020	42.87%
2021	rr_AnnualReturn2021	11.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.65%)
1 year	rr_AverageAnnualReturnYear01	11.76%
5 years	rr_AverageAnnualReturnYear05	16.76%
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015
Investor Class Prospectus | Matthews Asia ESG Fund | Return after taxes on distributions | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.04%	[2]
5 years	rr_AverageAnnualReturnYear05	15.22%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	9.66%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015	[2]
Investor Class Prospectus | Matthews Asia ESG Fund | Return after taxes on distributions and sale of Fund shares | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	7.90%	[2]
5 years	rr_AverageAnnualReturnYear05	13.10%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.38%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015	[2]
Investor Class Prospectus | Matthews Asia ESG Fund | MSCI All Country Asia ex Japan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.46%)
5 years	rr_AverageAnnualReturnYear05	11.61%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015

[1]
Matthews has contractually agreed (i) to waive fees and reimburse expenses to the extent needed to limit Total Annual Fund Operating Expenses (excluding Rule 12b‑1 fees, taxes, interest, brokerage commissions, short sale dividend expenses, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation) of the Institutional Class (which is offered through a separate prospectus to eligible investors) to 1.20%, first by waiving class specific expenses (e.g., shareholder service fees specific to a particular class) of the Institutional Class and then, to the extent necessary, by waiving non‑class specific expenses (e.g., custody fees) of the Institutional Class, and (ii) if any Fund-wide expenses (i.e., expenses that apply to both the Institutional Class and the Investor Class) are waived for the Institutional Class to maintain the 1.20% expense limitation, to waive an equal amount (in annual percentage terms) of those same expenses for the Investor Class. The Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement for the Investor Class may vary from year to year and will in some years exceed 1.20%. The amount shown reflects a recoupment of expenses previously waived under the expense cap for the Investor Class. If the operating expenses fall below the expense limitation within three years after Matthews has made a waiver or reimbursement, the Fund may reimburse Matthews up to an amount that does not cause the expenses for that year to exceed the lesser of (i) the expense limitation applicable at the time of that fee waiver and/or expense reimbursement or (ii) the expense limitation in effect at the time of recoupment. This agreement will remain in place until April 30, 2023 and may be terminated at any time by the Board of Trustees on behalf of the Fund on 60 days’ written notice to Matthews. Matthews may decline to renew this agreement by written notice to the Trust at least 30 days before its annual expiration date.

[2]
After‑tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. After‑tax returns shown are not relevant to investors who hold their Fund shares through tax‑deferred arrangements, such as 401(k) plans or individual retirement accounts.